Commitments and Contingencies - Future minimum lease payments (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and Contingencies
2020	$ 15,302	¥ 106,535
Total	$ 15,302	¥ 106,535